Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
OTHER ASSETS
NOTE 8 –	OTHER ASSETS

	December 31,
	2025	2024
	USD in thousands
Government authorities	2,803	1,934
Prepaid expenses	2,078	1,128
Related parties’ assets (1)	-	3,830
	4,881	6,892

(1)	See Note 26.